income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current income tax expense
For the current reporting period	$ 483	$ 205
Adjustments recognized in the current period for income taxes of prior periods	(5)	(82)
Total	478	123
Deferred income tax expense (recovery)
Arising from the origination and reversal of temporary differences	75	361
Revaluation of deferred income tax liability to reflect future statutory income tax rates		28
Adjustments recognized in the current period for income taxes of prior periods	(1)	78
Total	74	467
Income taxes	$ 552	$ 590